ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2017
ADVANCES TO SUPPLIERS

5. ADVANCES TO SUPPLIERS

Advances to suppliers are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)

Financing fee	7,497,988	7,497,988	1,152,419
Advertising fee	255,259	255,259	39,233
Development fee	700,000	—	—
Other	631,918	349,031	53,645

	9,085,165	8,102,278	1,245,297

The Group is financing development of the CrossFire New Mobile Game through fund-raising on the Inner Mongolia Culture Assets and Equity Exchange. As of December 31, 2017, the Group had paid RMB7.5 million (US$1.2 million) as the financing fee of the total funds raised and to be raised amounting to RMB157.5 million “(US$ 24.2 million)”. According to the agreement, the Group paid the total financing fee of RMB7.5 million upon receipt of the first payment in October 2016 (see Note 18).